Interest bearing loans and borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Convertible loan notes (see Note 6a)	£ 2,941
Bank loan (see Note 6b)	13,254	£ 20,512	£ 19,732
Debt host instrument (see Note 6c)	11,565
At end of year/period	27,760	20,512	19,732
Current	13,254	15,139	8,011
Non-current	£ 14,506	£ 5,373	£ 11,721